UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23117

JPMorgan Trust IV

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust IV

Schedule of Portfolio Investments as of May 31, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 24.8% (t)
	Alaska — 0.3%
	Housing — 0.3%
25,000	Alaska Housing Finance Corporation, General Mortgage, Series A, Rev., 1.650%, 12/01/17	25,280

	Arizona — 0.8%
	Education — 0.3%
25,000	Arizona State University, Series A, Rev., AMBAC, 4.000%, 07/01/16	25,071

	Hospital — 0.5%
50,000	County of Yavapai, Industrial Development Authority, Arizona Healthcare system, Rev., 5.000%, 10/01/16	50,723

	Total Arizona	75,794

	California — 0.4%
	Utility — 0.4%
40,000	City of Los Angeles Department of Water & Power, Power System, Subseries A-1, Rev., AMBAC, 5.000%, 07/01/17	41,906

	Colorado — 1.0%
	Hospital — 1.0%
100,000	Colorado Health Facilities Authority, Catholic Health Initiatives, Series D, Rev., 5.000%, 10/01/16	101,516

	Delaware — 0.7%
	General Obligation — 0.7%
65,000	New Castle County, Unrefunded Balance, Series A, GO, 5.000%, 07/15/16	65,363

	Florida — 3.2%
	Certificate of Participation/Lease — 2.5%
250,000	Hillsborough County School Board, Master Lease Program, COP, NATL, 5.250%, 07/01/16	250,952

	Other Revenue — 0.3%
35,000	State of Florida, Department of Environmental Protection, Series B, Rev., 5.250%, 07/01/16	35,139

	Prerefunded — 0.4%
35,000	Osceola County, Infrastructure Sales Surtax, Rev., AMBAC, 5.000%, 10/01/17 (p)	36,960

	Total Florida	323,051

	Georgia — 0.4%
	Certificate of Participation/Lease — 0.4%
35,000	Fulton County Facilities Corporation, COP, 5.000%, 11/01/17	37,073

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Hawaii — 0.6%
	General Obligation — 0.6%
65,000	County of Hawaii, Series C, GO, AMBAC, 4.000%, 07/15/16	65,281

	Indiana — 0.2%
	Education — 0.2%
25,000	Trustees of Purdue University, Student Fee, Series Z-1, Rev., 5.000%, 07/01/16	25,094

	Iowa — 0.5%
	Hospital — 0.5%
50,000	Iowa Finance Authority, Healthcare, Rev., 4.000%, 07/01/17	51,612

	Kansas — 0.4%
	General Obligation — 0.4%
40,000	Miami County, Unified School District No. 368, GO, 2.000%, 09/01/17	40,619

	Maryland — 0.5%
	General Obligation — 0.5%
50,000	St. Mary’s County, Consolidated Public Improvement Bonds, Series A, GO, 3.000%, 07/15/16	50,157

	Massachusetts — 0.3%
	Prerefunded — 0.3%
25,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series A, Rev., AMBAC, 5.000%, 08/15/17 (p)	26,289

	New Jersey — 3.7%
	General Obligation — 3.7%
95,000	County of Passaic, GO, AGM, 5.000%, 02/01/17	97,757
150,000	County of Somerset, Board of Education of the Township of Franklin, GO, 5.000%, 08/15/17	157,737
105,000	State of New Jersey, Series L, GO, AMBAC, 5.250%, 07/15/17	109,899

	Total New Jersey	365,393

	New Mexico — 0.4%
	General Obligation — 0.4%
40,000	Eddy County, Carlsbad Municipal School District, GO, 5.000%, 08/01/16	40,302

	New York — 1.1%
	Education — 0.8%
80,000	New York State Dormitory Authority, State University, Series A, Rev., 5.000%, 07/01/17	83,750

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 0.3%
25,000	City of Mount Vernon, City School District, Series B, GO, AGM, 2.125%, 08/01/16	25,054

	Total New York	108,804

	Ohio — 1.5%
	Transportation — 1.5%
140,000	State of Ohio, Major New State Infrastructure Project, Series 3, Rev., 5.000%, 12/15/17	149,145

	Oklahoma — 2.6%
	General Obligation — 2.6%
260,000	State of Oklahoma, Building Bonds Commission, Series A, GO, 5.000%, 07/15/16	261,448

	Pennsylvania — 1.0%
	Other Revenue — 1.0%
100,000	Delaware Valley Regional Finance Authority, Rev., 5.750%, 07/01/17	105,183

	Texas — 0.7%
	Education — 0.4%
40,000	Regents of the University of Texas, Series B, Rev., 4.250%, 08/15/16	40,310

	Prerefunded — 0.3%
25,000	Spring Texas Independent School District, Series A, GO, PSF-GTD, 5.000%, 08/15/17 (p)	26,302

	Total Texas	66,612

	Utah — 1.6%
	General Obligation — 0.4%
40,000	Utah, Board of Education of Weber School District, GO, 5.000%, 06/15/17	41,801

	Other Revenue — 1.2%
115,000	State of Utah, Series B, Rev., 5.000%, 07/01/17	120,365

	Total Utah	162,166

	Washington — 2.6%
	General Obligation — 0.5%
50,000	Skagit County, Public Hospital District No. 1, Unlimited tax Refunding, GO, 4.000%, 12/01/17	52,354

	Hospital — 0.4%
40,000	State of Washington, State of Health Care Facilities, Rev., 5.000%, 11/01/17	42,379

	Prerefunded — 0.3%
25,000	Clark County, Camas School District No. 117, GO, AGM, 4.500%, 12/01/17 (p)	26,406

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Water & Sewer — 1.4%
130,000	County of Snohomish, Public Utility District No. 1, Water System, Rev., 4.000%, 12/01/17	136,280

	Total Washington	257,419

	Wisconsin — 0.3%
	Transportation — 0.3%
30,000	State of Wisconsin, Transportation, Series A, Rev., AGM, 5.250%, 07/01/16	30,120

	Total Municipal Bonds (Cost $2,472,184)	2,475,627

Daily Demand Notes — 30.0%
	Alabama — 4.0%
	Industrial Development Revenue/Pollution Control Revenue — 4.0%
400,000	City of Mobile, Industrial Development Authority, Pollution Control, Exxonmobil Project, Rev., VRDO, 0.370%, 06/01/16	400,000

	Arizona — 4.0%
	Hospital — 4.0%
400,000	City of Phoenix, Industrial Development Authority, Health Care Facilities, Mayo Clinic, Series 2014B, Rev., VRDO, 0.390%, 06/01/16	400,000

	Massachusetts — 4.0%
	Hospital — 4.0%
400,000	Massachusetts Health And Educational Facilities Authority, Children’s Hospital, Series N-4, Rev., VRDO, 0.410%, 06/01/16	400,000

	Missouri — 4.0%
	Education — 4.0%
400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities, Series C, Rev., VRDO, 0.390%, 06/01/16	400,000

	New York — 11.0%
	General Obligation — 3.0%
300,000	City of New York, Fiscal Year 2008, Subseries J-6, GO, VRDO, 0.420%, 06/01/16	300,000

	Other Revenue — 4.0%
400,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015, Subseries A-4, Rev., VRDO, 0.390%, 06/01/16	400,000

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — continued
	Water & Sewer — 4.0%
400,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008, Series BB-5, Rev., VRDO, 0.390%, 06/01/16	400,000

	Total New York	1,100,000

	Utah — 3.0%
	Hospital — 3.0%
300,000	Murray City, IHC Health Services, Inc., Series D, Rev., VRDO, 0.390%, 06/01/16	300,000

	Total Daily Demand Notes (Cost $3,000,000)	3,000,000

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 47.2%
	Investment Company — 47.2%
4,725,777	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (Cost $4,725,777)	4,725,777

	Total Investments — 102.0% (Cost $10,197,961)	10,201,404
	Liabilities in Excess of Other Assets — (2.0)%	(198,160)

	NET ASSETS — 100.0%	$10,003,244

Percentages indicated are based on net assets.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
COP	—	Certificate of Participation
GO	—	General Obligation
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Rev.	—	Revenue
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2016.

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2016.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,443
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$3,443

Federal income tax cost of investments	$10,197,961

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,725,777	$5,475,627	$—	$10,201,404

(a)	Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 26, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
July 26, 2016